Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share	The components of basic and diluted loss per share were as follows:
(In USD, except loss per share)	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023

Net loss available for common shareholders (A)	$(7,922,063)	$14,425,439	$(13,805,617)	$(26,757,978)
Weighted average outstanding shares of common stock (B)	2,223,441	31,954	1,402,217	13,902
Dilutive effect of potentially dilutive outstanding securities	-	128,580	-	-
Common stock and common stock equivalents (C)	2,223,441	160,534	1,402,217	13,902
Loss per share
Basic (A/B)	$(3.56)	$451.45	$(9.85)	$(1,924.75)
Diluted (A/C)	$(3.56)	$89.86	$(9.85)	$(1,924.75)

The components of basic and diluted loss per share were as follows:

	March 31, 2024	March 31, 2023
Net loss available for common shareholders (A)	$(34,277,251)	$(62,032,076)
Weighted average outstanding shares of common stock (B)	167,277	5,342
Dilutive effect of stock-based awards	-	-
Common stock and common stock equivalents (C)	167,277	5,342

Loss per share
Basic (A/B)	$(204.91)	$(11,612.14)
Diluted (A/C)	$(204.91)	$(11,612.14)

Schedule of Diluted Loss Per Share Anti-Dilutive	The following potentially dilutive outstanding securities as of December 31, 2024 and December 31, 2023 were excluded from the computation of diluted loss per share except for three months ended December 31,2023, because their effect would have been anti-dilutive for the periods presented, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.
	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
Convertible preferred stock	-	-	-	-
Preferred stock warrants	-	-	-	-
Stock options*	204	7	204	2
SSCPN	-	-	-	-
Public warrants	11,500,000	11,500,000	11,500,000	11,500,000
Private warrants*	380,011	12,876	380,011	4,276
Unsecured convertible note	-	697	-	231
Warrants issued along with redeemable promissory note	1,499,996	-	1,118,179	-
Warrants issued in November 2024 and December 2024 offering	4,091,018	-	1,368,632	-
Total	17,471,229	11,513,580	14,367,026	11,504,509

*	The computation of diluted earnings per common share excludes the 204 common stock options (20,425 prior to Reverse Stock Split) for the three months and nine months ended December 31, 2024 respectively and 7 common stock options (674 prior to Reverse Stock Split) for the three months and 2 common stock options (224 prior to Reverse Stock Split) for the nine months ended December 31, 2023 respectively and the 380,011 private warrants (37,956,206 prior to Reverse Stock Split) for the three months and nine months ended December 31, 2024 respectively and 12,876 private warrants (1,287,616 prior to Reverse Stock Split) for the three months and 4,276 private warrants (427,639 prior to Reverse Stock Split) for nine months ended December 31, 2023 respectively.
The following potentially dilutive outstanding securities as of March 31, 2024 and March 31, 2023 were excluded from the computation of diluted loss per share because their effect would have been anti-dilutive for the periods presented, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.
As at	March 31, 2024	March 31, 2023
Convertible preferred stock	-	3,201,201
Preferred stock warrants	-	1,037,177
Stock options	204	146
SSCPN	-	15,307
Public warrants	11,500,000	-
Private warrants	380,011	-
Unsecured convertible note	33,058	-
Derivative financial instruments	-	18,369
Total	11,913,273	4,272,200

*	The computation of diluted earnings per common share excludes the 204 common stock options (20,425 prior to Reverse Stock Split) for the period ended March 31, 2024 and 146 common stock options (14,645 prior to Reverse Stock Split) for the period ended March 31, 2023 and the 380,011 private warrants (37,956,206 prior to Reverse Stock Split) for the period ended March 31, 2024 and NIL private warrants for the period ended March 31, 2023 and 33,058 (3,305,765 prior to Reverse Stock Split) shares issuable upon conversion of unsecured converstible note for the year ended March 31, 2024 and Nil for the year ended March 31, 2023.